Related Party Transactions (Details 3) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
dMobile [Member]
Related Party Transaction [Line Items]
Intangible purchase				$ 4,950,000
Jan Yung Lin [Member]
Related Party Transaction [Line Items]
Legal expenses paid to Law Office		$ 10,000	10,000	51,431
Daniel [Member]
Related Party Transaction [Line Items]
Rental expense charged	37,901
WWI [Member]
Related Party Transaction [Line Items]
Rental expense charged per month	$ 1,880